Changes in accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Changes in accounting policies [Abstract]
Reconciliation of Financial Statement Line Items from IAS 17 to IFRS 16
The following is a reconciliation of the financial statement line items from IAS 17 to IFRS 16 at 1 January 2019:

	Carrying amount at 31 December 2018	Remeasurement	IFRS 16 carrying amount at 1 January 2019
Right-of-use assets	$-	$667,230	$667,230
Short-term leases liabilities	-	(62,895)	(62,895)
Long-term lease liabilities	-	(604,335)	(604,335)
	$-	$-	$-

Reconciliation of Operating Lease Commitments
The following is a reconciliation of total operating lease commitments at December 31, 2018 (as disclosed in the consolidated financial statements as of 31 December 2018) to the lease liabilities recognized at 1 January 2019:

Total operating lease commitments disclosed at December 31, 2018	$933,885
Leases identified in the assessment under IFRS 16	175,324
1,109,209
Recognition exemption:
Leases with a remaining term of less than 12 months	(12,297)
Operating lease liabilities before discounting	1,096,912
Discounted using incremental borrowing rate	(429,682)
Finance lease obligations	667,230
Total lease liabilities recognized under IFRS 16 at January 1, 2019	$667,230